Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Line Items]
Benefit obligation at the beginning of the year	$ 8,657	$ 8,755	$ 8,185
Service cost	0	0	2
Interest cost	336	319	359
Actuarial loss	984	63	556
Benefits paid	(391)	(480)	(347)
Benefit obligation at the end of the year	$ 9,586	$ 8,657	$ 8,755